Consolidated statement of financial position - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	$ 567	$ 512
Intangible assets and goodwill	975	916
Associates and joint venture	131	102
Deferred tax assets	67	56
Other investments	765	1,188
Loan receivables in the financial services segment	105	54
Deposits, prepayments and other assets	119	196
Non-current assets	2,729	3,024
Current assets
Inventories	59	49
Trade and other receivables	206	196
Loan receivables in the financial services segment	431	272
Deposits, prepayments and other assets	241	208
Other investments	2,665	1,905
Cash and cash equivalents	2,964	3,138
Current assets	6,566	5,768
Total assets	9,295	8,792
Equity
Share capital and share premium	23,549	22,669
Reserves	197	544
Accumulated losses	(17,347)	(16,764)
Equity attributable to owners of the Company	6,399	6,449
Non-controlling interests	(48)	19
Total equity	6,351	6,468
Non-current liabilities
Loans and borrowings	241	668
Provisions	20	18
Other liabilities	66	140
Deferred tax liabilities	25	20
Non-current liabilities	352	846
Current liabilities
Loans and borrowings	123	125
Provisions	41	39
Trade payables and other liabilities	1,169	925
Deposits from customers in the banking business	1,225	374
Current tax liabilities	34	15
Current liabilities	2,592	1,478
Total liabilities	2,944	2,324
Total equity and liabilities	$ 9,295	$ 8,792